ORGANIZATION AND BASIS OF PRESENTATION (Details)	Dec. 31, 2020
Adagene (Hong Kong) Limited
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene Incorporated
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene (Suzhou) Limited
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene Australia PTY Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene PTE. Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%
Adagene AG
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of legal ownership by the Company	100.00%